Certain Transactions (Details) - USD ($) $ in Millions		1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 03, 2023	Aug. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Certain Transactions (Details) [Line Items]
Other current assets			$ 105.6
Investment rate			46.50%
Intangible assets value			$ 57.8
Goodwill			22.3
Other net assets			25.5
Equity investment ultimaker amounted			92.9	$ 100.2
Net losses			7.3	$ 5.4
Paid amount	$ 50.0
Contingent payments			37.0
Invested amount			$ 5.4		$ 16.7
Minimum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets useful life			7 years
Maximum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets useful life			10 years
PPA [Member] | Minimum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets useful life			5 years
PPA [Member] | Maximum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets useful life			10 years
MakerBot [Member]
Certain Transactions (Details) [Line Items]
Revaluation of an equity investment		$ 39.1